FINANCIAL ASSETS AND LIABILITIES - Fair Values (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Liabilities
Derivative Liability, Statement of Financial Position [Extensible Enumeration]	Derivative instruments payables	Derivative instruments payables
Level 1 | Fair Value
Assets
Cash and cash equivalents	$ 129,106	$ 116,382
Restricted cash	2,623	2,254
Level 1 | Carrying Value
Assets
Cash and cash equivalents	129,106	116,382
Restricted cash	2,623	2,254
Level 2 | Fair Value
Assets
Derivative assets	27,294	28,070
Liabilities
Derivative liabilities	74	172
Level 2 | Carrying Value
Assets
Derivative assets	27,294	28,070
Liabilities
Derivative liabilities	74	172
Level 2 | Secured Debt | Fair Value
Liabilities
Long-term debt - floating	1,314,193	1,380,673
Level 2 | Secured Debt | Carrying Value
Liabilities
Long-term debt - floating	$ 1,314,193	$ 1,380,673